Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington DC 20549

July 21, 2006

RE: Saturna Investment Trust File Nos. 33-13247; 811-05071
Post-Effective Amendment No. 27 on Form N-1A

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485(a)(1) Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A.

This Post-Effective Amendment is being filed for effectiveness October 2, 2006 to reflect the adoption of a Rule 12b-1 Plan for the four Funds named Sextant (Short-Term Bond, Bond Income, Growth and International). No changes have been made to the Idaho Tax Exempt Fund. Other than updating certain matters to reflect the passage of time, there are no material amendments to the document.

A graphical PDF version of this filing is available at http://www.saturna.com/red/.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x601).

Thank you for your attention to this matter.

Sincerely,
Saturna Investment Trust

/s/Nicholas Kaiser
President

cc: file
James Strain, Esq.

File No. 33-13247